Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Stock options
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	273,837	501,494	273,837	6,960
Treasury stock method
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	9,828	135,776	9,828	630,310
PSU and RSU
Earnings Per Share
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	95,134	97,991	95,134	0